SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2)	12 Months Ended
Dec. 31, 2013
Building
Property, plant and equipment, net
Estimated useful lives	30 years
Furniture, fixtures and electronic equipment & software | Minimum
Property, plant and equipment, net
Estimated useful lives	3 years
Furniture, fixtures and electronic equipment & software | Maximum
Property, plant and equipment, net
Estimated useful lives	5 years
Transportation equipment
Property, plant and equipment, net
Estimated useful lives	5 years